CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares	Sep. 30, 2023 CNY (¥)	Jun. 30, 2023 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 12, 2021 shares
Salary and welfare payable	¥ 126,441	$ 17,322			¥ 143,653
Tax payable	207,542	28,433	¥ 231,389	¥ 230,970	230,763		¥ 242,961	¥ 287,318	¥ 192,101	¥ 166,582	¥ 103,144	¥ 36,655	¥ 8,406
Accruals and other current liabilities	¥ 345,478	$ 47,330			¥ 336,959
Treasury shares	19,789,656	19,789,656			7,721,582
Variable Interest Entity
Salary and welfare payable | ¥	¥ 1,144				¥ 731
Tax payable | ¥	3,987				8,003
Accruals and other current liabilities | ¥	¥ 13				¥ 13
Class A ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001				$ 0.0001
Ordinary shares authorized	535,052,809	535,052,809			535,052,809
Ordinary shares issued	452,898,177	452,898,177			452,898,177
Ordinary shares outstanding	433,108,521	433,108,521			445,176,595
Class B ordinary shares
Ordinary shares par value | $ / shares		$ 0.0001				$ 0.0001
Ordinary shares authorized	73,973,970	73,973,970			73,973,970
Ordinary shares issued	73,973,970	73,973,970			73,973,970									73,973,970
Ordinary shares outstanding	73,973,970	73,973,970			73,973,970									73,973,970